Share-Based Payments - Number of shares issued (Details) item in Thousands, shares in Millions		12 Months Ended
	Jan. 28, 2021 $ / shares shares	Dec. 31, 2021 item installment EUR (€) $ / shares shares	Dec. 31, 2020 item shares	Dec. 31, 2019 shares
Number of shares issued [abstract]
Qualtrics shares issued		1,229.0	1,229.0	1,229.0
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled Qualtrics awards	1.3
Qualtrics Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | item		0	0
Cash-settled Qualtrics rights	5.4
Qualtrics RSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled Qualtrics awards	12.8
Price per share | $ / shares	$ 30.00
Qualtrics Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting after grant each quarter		25.00%
Number of quarters for vesting | €		12
Number of vesting equal annual instalment | installment		4
Percentage of vesting after grant measured annually		100.00%
Qualtrics Equity-Settled Options Replacing Clarabridge Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share | $ / shares		$ 43.88